Post-employment Benefits (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
IfrsStatementLineItems [Line Items]
Post-employment benefits	R$ 1,484,243	R$ 1,070,037	R$ 1,295,174
Post-employment benefits, current	85,833	73,814
Post-employment benefits, noncurrent	1,398,410	996,223
Defined benefit plans other than multi-employer plans, state plans and plans that share risks between entities under common control [member]
IfrsStatementLineItems [Line Items]
Post-employment benefits	426	949
Healthcare Plans [Member]
IfrsStatementLineItems [Line Items]
Post-employment benefits	R$ 1,483,817	R$ 1,069,088